14. Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Financial Assets And Liabilities
Trade and other receivables
	12-31-2020	12-31-2019
	ARS 000	ARS 000
Non-current:
Trade receivables - CAMMESA	29,218,290	33,012,869
Receivables from shareholders	181,718	-
Guarantee deposits	43	58
	29,400,051	33,012,927

	12-31-2020	12-31-2019
	ARS 000	ARS 000

Current:
Trade receivables - CAMMESA	14,022,779	18,784,168
Trade receivables - YPF SA and YPF Energía Eléctrica SA	264,649	430,468
Trade receivables - Large users	1,172,671	543,647
Receivables from associates and other related parties	48	1,111
Other receivables	3,288,809	1,551,366
	18,748,956	21,310,760

Allowance for doubtful accounts - Note 14.1.1.	(13,867)	(17,083)
	18,735,089	21,293,677

Trade and other receivables due
			Past due
	Total	To due	<90 days	90-180 days	180-270 days	270-360 days	>360 days
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

12-31-2020	48,149,007	45,113,817	3,008,214	2,343	12,653	27	11,953

Allowance for doubtful accounts
	12-31-2020					12-31-2019
Item	At beginning	Increases	Decreases	Recoveries	At end	At end

Allowance for doubtful accounts - Trade and other receivables	17,083	11,566	(5,674) (1)	(9,108)	13,867	17,083
Total 12-31-2020	17,083	11,566	(5,674)	(9,108)	13,867
Total 12-31-2019	7,755	12,229	(2,901) (1)	-		17,083

Trade and other payables
	12-31-2020	12-31-2019
	ARS 000	ARS 000
Current:
Trade and other payables	2,398,457	7,572,934
Insurance payable	118,828	431,375
Payables to associates and other related parties	28,207	27,220
	2,545,492	8,031,529

Other loans and borrowings
	12-31-2020	12-31-2019
	ARS 000	ARS 000
Non-current

Long-term loans for project financing (Notes 14.3.1, 14.3.2, 14.3.3, 14.3.4, 14.3.5, 14.3.6 and 14.3.8)	26,955,655	41,371,875
Corporate bonds (Note 14.3.9)	2,946,996	-
Derivative financial liabilities not designated as hedging instrument - Interest rate swap	942,216	405,964
	30,844,867	41,777,839

	12-31-2020	12-31-2019
	ARS 000	ARS 000
Current

Long-term loans for project financing (Notes 14.3.1,14.3.2, 14.3.3, 14.3.4, 14.3.5, 14.3.6 and 14.3.8)	17,676,024	8,906,268
Corporate bonds (Note 14.3.9)	1,126,579	-
Derivative financial liabilities not designated as hedging instrument - Stock options	288,975	-
Short-term loans - Banco Macro S.A. (Note 14.3.7)	-	1,521,951
Bank and investment accounts overdrafts	1,032,883	498,278
	20,124,461	10,926,497

Changes in liabilities arising from financing activities
	01-01-2020	Payments	Non-cash transactions	Disbursements	Other	12-31-2020
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000
Non-current liabilities
Loans and borrowings	41,777,839	-	(20,783,892)	2,851,984	6,998,936	30,844,867

Current liabilities
Loans and borrowings	10,926,497	(6,299,174)	(9,309,363)	1,216,655	23,589,846	20,124,461

	01-01-2019	Payments	Non-cash transactions	Disbursements	Other	12-31-2019
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000
Non-current liabilities
Loans and borrowings	10,898,713	-	(11,783,404)	25,894,340	16,768,190	41,777,839
Borrowings from CAMMESA	2,103,297	-	(736,032)	-	(1,367,265)	-

Current liabilities
Other loans and borrowings	1,408,757	(1,326,566)	(4,378,349)	6,617,578	8,605,077	10,926,497
Borrowings from CAMMESA	3,796,747	-	(7,023,304)	-	3,226,557	-

Fair value of financial assets and liabilities
	Carrying amount		Fair value
	12-31-2020	12-31-2019	12-31-2020	12-31-2019
	ARS 000	ARS 000	ARS 000	ARS 000
Financial assets
Trade and other receivables	48,135,140	54,306,604	48,135,140	54,306,604
Other financial assets	14,076,309	10,481,099	14,076,309	10,481,099
Cash and cash equivalents	278,698	2,033,761	278,698	2,033,761
Total	62,490,147	66,821,464	62,490,147	66,821,464

	Carrying amount		Fair value
	12-31-2020	12-31-2019	12-31-2020	12-31-2019
	ARS 000	ARS 000	ARS 000	ARS 000
Financial liabilities
Loans and borrowings	50,969,328	52,704,336	50,969,328	52,704,336
Total	50,969,328	52,704,336	50,969,328	52,704,336

Fair value measurement hierarchy
	Fair value measurement using:
12-31-2020	Total	Level 1	Level 2	Level 3
	ARS 000	ARS 000	ARS 000	ARS 000
Assets measured at fair value

Financial assets at fair value through profit or loss
Mutual funds	789,291	789,291	-	-
Public debt securities	12,146,740	12,146,740	-	-
Stocks and corporate bonds	1,140,278	1,140,278	-	-
Total financial assets measured at fair value	14,076,309	14,076,309	-	-

Liabilities measured at fair value

Derivative financial liabilities not designated as hedging instruments
Interest rate swap	942,216	-	942,216	-
Stock options	288,975	288,975	-	-
Total financial liabilities measured at fair value	1,231,191	288,975	942,216	-

	Fair value measurement using:
12-31-2019	Total	Level 1	Level 2	Level 3
	ARS 000	ARS 000	ARS 000	ARS 000
Assets measured at fair value

Financial assets at fair value through profit or loss
Mutual funds	5,766,320	5,766,320	-	-
Public debt securities	4,714,779	4,714,779	-	-
Total financial assets measured at fair value	10,481,099	10,481,099	-	-

Liabilities measured at fair value

Derivative financial liabilities not designated as hedging instruments
Interest rate swap	405,964	-	405,964	-
Total financial liabilities measured at fair value	405,964	-	405,964	-

Other financial assets
	12-31-2020	12-31-2019
	Book value	Book value
	ARS 000	ARS 000
Financial assets at fair value through profit or loss

Public debt securities	12,146,740	4,714,779
Mutual funds	789,291	5,766,320
Stocks and corporate bonds	1,140,278	-
	14,076,309	10,481,099

Financial assets and liabilities in foreign currency
	12-31-2020				12-31-2019
Account	Currency and amount (in thousands)		Effective exchange rate (1)	Book value	Currency and amount (in thousands)		Book value
				ARS 000			ARS 000
NON-CURRENT ASSETS

Trade and other receivables	USD	347,214	84.15(2)	29,218,050	USD	404,860	33,012,869
				29,218,050			33,012,869
CURRENT ASSETS

Cash and cash equivalents	USD	3,016	83.95	253,193	USD	29,834	2,424,379
	EUR	2	103.07	206	EUR	1	91
Other financial assets	USD	32,679	83.95	2,743,403	USD	97,220	7,900,297
	EUR	2,211	103.07	227,896	EUR	-	-
Trade and other receivables	USD	67,034	84.15(2)	5,640,913	USD	79,002	6,441,940
	USD	16,313	83.95	1,369,476	USD	8,837	718,116
				10,235,087			17,484,823
				39,453,137			50,497,692
NON-CURRENT LIABILITIES

Loans and borrowings	USD	376,638	84.15	31,694,088	USD	532,441	43,412,362
				31,694,088			43,412,362
CURRENT LIABILITIES

Loans and borrowings	USD	215,618	84.15	18,144,255	USD	110,804	9,034,360
Trade and other payables	USD	19,192	84.15	1,615,007	USD	22,537	1,837,545
	EUR	121	103.53	12,527	EUR	291	26,633
				19,771,789			10,898,538
				51,465,877			54,310,900